Digital Assets and Digital Assets Receivables - Schedule of Reconciliation Digital Assets (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Crypto Asset [Roll Forward]
Beginning balance		$ 85,488		$ 93,671
Additions	[1]	1,262,101		210,127
Dispositions	[2]	(1,284,199)		(118,124)
Gains	[4]		[3]	24,411
Losses	[4]	(28,628)		(5,013)
Ending balance		$ 34,762		$ 205,072

[1]	Additions arise mainly from the Group’s ordinary operating activities, particularly digital asset self-mining and receipt of digital assets from customers as payment for mining-related services. Additions are also inclusive of refund of pledged collateral from a related party of US$314.7 million.
[2]	Dispositions arise from sales for fiat currency and the use of digital assets to settle operating obligations. Dispositions are also inclusive of transactions with a related party, comprising digital assets transferred as pledged collateral of US$357.6 million and digital assets of US$6.4 million used to pay the premium on put option transactions. Refer to Note 20.
[3]	Amount less than US$1,000
[4]	The Group measures gains and losses by each asset held. These amounts include cumulative realized losses of US$19.2 million and gains of $0.2 million, and unrealized losses of US$9.4 million and gains of US$19.2 million, during the six months ended June 30, 2026 and 2025, respectively.